ASSETS/(LIABILITIES) HELD FOR SALE (Details 1)	Mar. 31, 2023 USD ($)
Short-Term Debt [Line Items]
Liabilities held for sale	$ 19,709,383
Unamortized financing cost	(14,858)
National Bank Of Canada [Member]
Short-Term Debt [Line Items]
Liabilities held for sale	5,549,249
H S B C Bank [Member]
Short-Term Debt [Line Items]
Liabilities held for sale	11,219,392
Private Mortgage [Member]
Short-Term Debt [Line Items]
Liabilities held for sale	$ 2,955,600